LEASE LIABILITIES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Leases [Abstract]
2025	$ 1,321,107
2026	1,360,740
2027	1,401,562
2028	1,443,609
2029	1,486,918
Thereafter	8,985,939
Total undiscounted lease liabilities	15,999,875	$ 16,218,421
Effects of discounting	(6,492,080)
Total present value of minimum lease payments	9,507,796
Current portion of lease liability	387,400	374,548
Lease liability	$ 9,120,396	$ 9,192,588